Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	$ 30.9	$ 87.1	$ (46.6)
Other comprehensive income (loss)
Foreign currency translation adjustments	(21.0)	6.5	(26.2)
Translation of long-term loans to foreign subsidiaries	0.8	(1.6)	0.1
Revaluation gain on sale of businesses	(2.4)	0	0
Translation adjustments, net	(22.6)	4.9	(26.1)
Pension and other postretirement benefit plans:
Net gain (loss) arising during period	133.6	(28.7)	(110.5)
Amortization of prior service credit included in net earnings (loss)	(5.7)	(3.4)	(3.5)
Amortization of net actuarial (gain) loss included in net earnings (loss)	0.3	(0.1)	0.4
Plan curtailments/settlements included in net earnings (loss)	(2.1)	(12.7)	11.8
Pension and other postretirement benefit plans, net	126.1	(44.9)	(101.8)
Other comprehensive income (loss), before tax	103.5	(40.0)	(127.9)
Income tax benefit (expense) related to items of other comprehensive income (loss)	(48.7)	17.3	37.5
Other comprehensive income (loss), net of tax	54.8	(22.7)	(90.4)
Total comprehensive income (loss)	85.7	64.4	(137.0)
Less: comprehensive loss attributable to noncontrolling interests	1.6	0.4	0
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	$ 87.3	$ 64.8	$ (137.0)